LEASE - Other operating leases (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 37,587	$ 5,450
Short term lease cost	326	47
Total	¥ 37,913	$ 5,497